Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Impact of Adoption of IFRS 15 on Certain Line Items within Consolidated Statements of Income (Loss) (Detail)

Year ended December 31
2017
Increase in Oil and natural gas sales and other income	13
Increase in Operating expenses	13

Impact on Net income and comprehensive loss	—

Summary of Original Measurement Categories Under IAS 39 and New Measurement Categories Under IFRS 9

The following table outlines the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 as at January 1, 2018 for each class of the Company’s financial assets and financial liabilities. The Company has no contract assets or debt investments measured at Fair Value Through Other Comprehensive Income.

Measurement Category
Financial Instrument	IAS 39	IFRS 9
Cash and cash equivalents	Loans and receivables	Amortized Cost
Accounts receivable	Loans and receivables	Amortized Cost
Accounts payable and accrued liabilities	Other financial liabilities	Amortized Cost
Long term debt	Other financial liabilities	Amortized Cost
Risk Management contracts	FVTPL	FVTPL